Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 018 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Amounts per Financial Statements	$ 130,717
Difference	609
Amounts per Form 5500	131,326
Amounts per Financial Statements	2,214
Difference	2,214
Amounts per Form 5500	0
Amounts per Financial Statements	1,726
Difference	(1,605)
Amounts per Form 5500	$ 121	$ 133